Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	28430-1 / D/WLM/693978.1

March 18, 2005

BY EDGAR AND COURIER

MAIL STOP 0407

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549-0405

Attention:	Larry Spirgel, Assistant Director

Dear Sirs/Mesdames:

Re: Netfone, Inc. (the "Company") Amendment No. 2 to Form SB-2 File No. 333-120895 Filed: February 8, 2005

Thank you for your letter of February 17, 2005 with your comments on the Company's Amended Registration Statement on Form SB-2, filed February 8, 2005. For your ease of reference, our responses to your comments are numbered in a corresponding manner.

*****

Amendment No. 2 to Form SB-2

1.

Updated Financial Statements for the interim period ending December 31, 2004 have been included in the Amended Registration Statement. The Amended Registration Statement has also been revised in numerous areas to reflect the updated financial information.

Other Risks, page 6

2.	The Risk Factors in the Amended Registration Statement have been revised pursuant to your comment.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

3.

The Risk Factor referenced in your comment encompasses two separate risks, one: the difficulty for investors to enforce judgments against individuals located outside of the jurisdiction predicated upon civil liability provisions of the securities laws of the United States, and two: enforcement of judgments against foreign subsidiaries and the attachment of assets of such subsidiaries. The first risk is viewed by the Company as a material risk given that it specifically refers to the civil liability provisions of the United States’ securities laws. However, the second risk is not viewed by the Company to be as material as the first, as it does not pertain to the civil liability provisions of United States’ securities laws, as it is difficult to envision an investor commencing an action against a foreign operating subsidiary based upon such provisions. The Risk Factor in regards to foreign subsidiaries, as you may recall, was included at the staff’s recommendation.

Management, page 19

4.	The disclosure referred to in your comment has now been included in the Risk Factor section of the Amended Registration Statement.

Description of Business, page 24

5.

Please find enclosed further supplemental materials from Frost & Sullivan that the Company believes provides further support for the statements contained in the “Industry Background” section of the Amended Registration Statement.

Management’s Discussion and Analysis or Plan of Operation, page 31

6.

Please be advised that the Company does have plans to apply for quotation for its securities on the NASD’s OTC Bulletin Board, although the Company has not taken any specific steps in this regard or contacted any Market Makers. The cover page has always stated “our common stock is presently not traded on any market or securities exchange, and we have not applied for listing or quotation on any public market although we intend to do so in the future.” In addition, the first Risk Factor under “Risks Associated With Our Common Stock” also refers to the Company’s intention in this regard.

*****

Please find enclosed both clean (four copies) and a black-lined version of the Amended Registration Statement on Form SB-2/A. The Amended Registration Statement has also been filed by Edgar. The black-lined version of the Amended Registration Statement has been marked to show changes between the version filed on February 8, 2005 and the version filed herewith.

D/WLM/693978.1

We look forward to the receipt of any further comments which you may have in regard to the Amended Registration Statement shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per: /s/ William L. Macdonald

William L. Macdonald

WLM/mll

Enclosures

cc:	Ted Yu, SEC (fax 202-942-9594)

Inessa Berenbaum / Kyle Moffat

Netfone, Inc.

Attention: Rafeh Hulays

D/WLM/693978.1